Right-of-use assets (Tables)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Schedule of detailed information about right-of-use assets

	2022	2021
	$	$
Balance, beginng of year	557,022	550,478
Acquired	-	210,178
Depreciation	(180,395)	(203,058)
Impairment	(346,266)	-
Disposal of Eden Games	(16,036)	-
Effect of foreign exchange	(3,210)	(576)
Balance, end of year	11,115	557,022

	August 31, 2021	August 31, 2020
	$	$

Balance, beginning of year	550,478	-
Additions to right-of-use assets on adoption of IFRS 16, September 1, 2019	-	258,756
Acquisition of UMG	-	388,996
Acquired	210,178	36,375
Depreciation	(203,058)	(148,687)
Effect of foreign exchange	(576)	15,038
Balance, end of year	557,022	550,478